Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ 3,476	$ (9,023)		$ (24,342)	$ (164,019)	$ (125,757)
Net income (loss)	(9,462)	22,045	$ (27,258)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on debt extinguishment	0	39,408	0
Equity-based compensation		51,449	18,484	24,815	193,299	199,052
Depreciation and amortization	3,479	11,081	11,645	15,531	15,852	16,315
Amortization of debt discounts and deferred financing costs		2,049	2,948	3,964	3,386	3,183
Change in fair value of warrant liabilities		2,058	0
Non-cash operating lease expense		13,036	12,794	17,069	14,462	0
Bad debt expense	916	290	2,853	2,991	2,270	400
Other		(426)	(15)	3,010	2,123	436
Decrease (increase) in operating assets:
Accounts receivable, net of allowance		(25,730)	(11,528)	27,527	(2,684)	(6,049)
Due from related parties		557	74	1,537	(1,249)	16,736
Prepaid expenses and other assets		(15,615)	219	3,089	(1,267)	(12,471)
Deferred tax asset		(953)	(549)	(564)	692	557
Increase (decrease) in operating liabilities:
Accrued compensation and benefits		57,038	(88,154)	19,348	(148,421)	175,444
Deferred compensation programs		(3,340)	4,403	2,756	2,667	(4,552)
Accounts payable, accrued expenses and other liabilities		(8,694)	6,295	2,966	(5,555)	8,599
Deferred revenue		(4,642)	31,070	8,717	23	1,287
Lease liabilities		(13,570)	(14,887)	(19,516)	(15,416)	0
Deferred rent				0	0	(1,903)
Net cash provided by (used in) operating activities		126,041	(51,606)	85,907	(106,107)	270,877
Cash flows from investing activities
Distributions from company-owned life insurance policies				0	150	560
Purchases of fixed assets		(684)	(4,965)	(5,522)	(7,417)	(3,340)
Other		(978)	0
Net cash provided by (used in) investing activities		(1,662)	(4,965)	(5,522)	(7,267)	(2,780)
Cash flows from financing activities
Proceeds from Business Combination, including PIPE Investment		355,021	0
Payment of Business Combination costs		(20,570)	0
Draw down on Revolving Credit Facility		0	22,000	22,000	20,000	0
Principal payment on Revolving Credit Facility		(27,690)	(32,000)	(32,000)	(10,000)	0
Redemption of Convertible Notes		(160,930)	0
Redemption of partners' interests		(104,540)	0
Distributions to partners		(54,396)	(11,789)	(11,989)	(38,376)	0
Dividends paid		(2,978)	0
Withholding payments for vested RSUs		(7,983)	0
Treasury stock purchases		(12,000)	0
Debt issuance costs		(361)	0
Proceeds from Partner promissory note		1,757	0
Net change in Partners' capital				0	(1,837)	(24,541)
Net cash provided by (used in) financing activities		(34,670)	(21,789)	(21,989)	(30,213)	(24,541)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(2,943)	(162)	5,930	1,638	(4,273)
Net increase (decrease) in cash, cash equivalents and restricted cash		86,766	(78,522)
Net increase (decrease) in cash, cash equivalents and restricted cash				58,396	(143,587)	243,556
Cash, cash equivalents and restricted cash, beginning of period		330,908	266,582	266,582	408,531	169,248
Cash, cash equivalents and restricted cash, end of period	417,674	417,674	188,060	330,908	266,582	408,531
Supplemental disclosure of non-cash investing activity
Liability awards reclassification to equity	3,912	3,912	0
Dividends declared and unpaid	1,335	1,335	0
Pending broker-to-broker trades	$ 12,815	12,815	0	100
Lease liabilities arising from obtaining right-of-use lease assets		4,000	14,067	14,192	2,314	0
Net assets of deconsolidated affiliate		394	0
Supplemental disclosures of cash flow information
Cash paid for income taxes		3,660	2,269	2,242	1,680	2,203
Cash paid for interest		$ 5,483	$ 8,935	$ 11,777	$ 11,758	$ 11,882